SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

REPUBLIC BANCORP INC. 401(k) RETIREMENT PLAN

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

DECEMBER 31, 2025

Name of Plan Sponsor: Republic Bancorp, Inc.

Employer Identification Number: 61-0862051

Three Digit Plan Number: 001

(a)	(b)	(c)	(d)	(e)

Party	Identity of Issue,
in	Borrower, Lessor			Fair
Interest	or Similar Party	Description of Assets	Cost**	Value

	Plan Investments:

*	Republic Bancorp, Inc.	Class A Common Stock		$12,044,596
*	Empower Annuity Insurance Company of America	Guaranteed Interest Account		7,833,034
	Prudential Global Investment Management	Pooled Separate Accounts - High Yield Bond Fund		1,429,415

		Mutual Funds:
	BlackRock	BlackRock Strategic Income Opps Port Institutional		2,063,731
	Fidelity	Fidelity Emerging Markets Index Fund		4,073,998
	Fidelity	Fidelity Inflation-Protected Bond Index Fund		1,420,294
	Fidelity	Fidelity International Index Fund		13,669,557
	Fidelity	Fidelity International Sustainability Index Fund		1,459,676
	Fidelity	Fidelity Short-Term Bond Index		3,180,610
	Fidelity	Fidelity Total Market Index Fund		26,492,726
	Fidelity	Fidelity US Bond Index Fund		12,119,628
	Vanguard	Vanguard FTSE Social Index Fund Admiral		1,140,416
	Vanguard	Vanguard GNMA Fund Institutional		6,972,719
	Vanguard	Vanguard Growth Index Fund Institutional		27,115,097
	Vanguard	Vanguard Mid-Cap Index Fund Institutional		11,640,728
	Vanguard	Vanguard Real Estate Index Fund Admiral		1,376,018
	Vanguard	Vanguard Small-Cap Index Fund Institutional		9,812,036
	Vanguard	Vanguard Total International Bond Index Fund Admiral		2,349,785
	Vanguard	Vanguard Value Index Fund Institutional		13,902,394
		Total Mutual Funds		138,789,413

	Total Plan Investments			160,096,458

*	Republic Bancorp, Inc.	Class A and B Common Stock		2,956,427
*	Schwab	Self-Directed Brokerage		5,344,365

	Total Participant Self-Directed Brokerage Accounts			8,300,792

	Participant Loans:
*	Participant Loans	Interest Rates: 3.25% - 9.50%, with maturity dates: 2026-2040		1,450,355

	Total Participant Loans			1,450,355

	Total Assets Held for Investment			$169,847,605

*Denotes party-in-interest.

**Investments are participant directed, therefore, historical cost is not required.

***The accompanying financial statements classify participant loans as notes receivable from participants.